Condensed financial information of the parent company - Statement of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (47,082,967)	$ (4,399,533)	$ 4,363,591
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation expense	1,889,173	930,223	0
Late payment penalty expense	0	500,000	0
Amortization of convertible debenture issuance cost and discount	131,688	357,853	0
Gain on debt settlements	(125,215)	0	0
Change in operating assets and liabilities
Prepayments	(877,450)	3,062,453	0
Net cash used in operating activities	(10,543,830)	(5,912,019)	(5,267,261)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	(1,267,425)	(5,806,825)	(801,409)
Proceeds from issuance of ordinary shares through private placements	8,992,165	0	1,039,916
Proceeds from convertible debentures, net of issuance costs	1,300,000	5,480,000	0
Net cash provided by financing activities	8,654,167	4,077,008	6,650,526
CHANGES IN CASH	(1,429,829)	(1,680,245)	2,896,912
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	0	0	1,800,000
Conversion of convertible debenture into ordinary shares	5,066,288	857,165	0
Reportable Legal Entities [Member] | Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(45,609,519)	(4,876,942)	4,363,591
Adjustments to reconcile net loss to net cash used in operating activities:
Equity income of subsidiary	41,969,501	952,049	(4,673,057)
Stock compensation expense	1,889,173	930,223	0
Late payment penalty expense	0	500,000	0
Amortization of convertible debenture issuance cost and discount	131,688	357,853	0
Gain on debt settlements	(125,215)	0	0
Change in operating assets and liabilities
Other receivables	28,940	(28,940)	0
Prepayments	(111,682)	(18,406)	0
Accrued expenses	276,210	269,521	126,213
Intercompany	(9,200,351)	(3,567,750)	0
Net cash used in operating activities	(10,751,255)	(5,482,392)	(183,253)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	297,393	166,032	183,253
Proceeds from issuance of ordinary shares through private placements	8,992,165	0	0
Proceeds from convertible debentures, net of issuance costs	1,300,000	5,480,000	0
Net cash provided by financing activities	10,589,558	5,646,032	183,253
CHANGES IN CASH	(161,697)	163,640	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	163,640	0	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	1,943	163,640	0
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	0	0	1,800,000
Issuance of ordinary shares for acquisition	0	2,658,909	0
Conversion of debts into ordinary shares	741,785	0	0
Conversion of convertible debenture into ordinary shares	$ 5,066,288	$ 857,165	$ 0